Other Non Current Assets - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Ocean Rig Poseidon And Ocean Rig Mykonos [Member]	Jun. 30, 2012 Samsung Options [Member] numberofcontractoptions	May 16, 2011 Samsung Options [Member] numberofcontractoptions	Nov. 22, 2010 Samsung Options [Member]	Jun. 30, 2012 Delivery Scheduled In July 2013 [Member] drillships	Jun. 30, 2012 Delivery Scheduled In October 2013 [Member] drillships	Jun. 30, 2012 Delivery Scheduled In November 2013 [Member] drillships
Number Of Options For Construction Of Drillships						up to 4
Number Of Options Per Addendum					2
Total Number Of Options				6
Number Of Options Exercised				3
Number Of Options Not Exercised				3
Option Final Exercise Date				October 4 2012
Security Deposits	$ 0	$ 33,100	$ 33,100
Number Of Drillships For Delivery							1	1	1